Restatement of prior periods following implementation of IFRS 15 - Consolidated statement of profit or loss (Details) - GBP (£) £ / shares in Units, £ in Thousands		12 Months Ended
		Jun. 30, 2019	Jun. 30, 2018		Jun. 30, 2017
Income statement
Revenue from contracts with customers		£ 627,122	£ 589,758	[1]	£ 581,254	[1]
Operating expenses		(602,936)	(564,006)		(511,315)
Profit on disposal of intangible assets		25,799	18,119		10,926
Operating profit		49,985	43,871	[1]	80,865	[1]
Finance costs		(25,470)	(24,233)		(25,013)
Finance income		2,961	6,195		736
Net finance costs		(22,509)	(18,038)		(24,277)
Profit before income tax		27,476	25,833	[1]	56,588	[1]
Income tax expense		(8,595)	(63,462)	[1]	(17,379)	[1]
Profit/(loss) for the year		£ 18,881	£ (37,629)	[1]	£ 39,209	[1]
Earnings per share during the period:
Basic earnings per share		£ 0.1148	£ (0.2292)	[1]	£ 0.2390	[1]
Diluted earnings per share	[2]	£ 0.1147	£ (0.2292)	[1]	£ 0.2384	[1]
As previously reported
Income statement
Revenue from contracts with customers			£ 590,022		£ 581,204
Operating expenses			(564,006)		(511,315)
Profit on disposal of intangible assets			18,119		10,926
Operating profit			44,135		80,815
Finance costs			(24,233)		(25,013)
Finance income			6,195		736
Net finance costs			(18,038)		(24,277)
Profit before income tax			26,097		56,538
Income tax expense			(63,367)		(17,361)
Profit/(loss) for the year			£ (37,270)		£ 39,177
Earnings per share during the period:
Basic earnings per share			£ (0.2270)		£ 0.2388
Diluted earnings per share			£ (0.2270)		£ 0.2382
Adjustment
Income statement
Revenue from contracts with customers			£ (264)		£ 50
Operating profit			(264)		50
Profit before income tax			(264)		50
Income tax expense			(95)		(18)
Profit/(loss) for the year			£ (359)		£ 32
Earnings per share during the period:
Basic earnings per share			£ (0.0022)		£ 0.0002
Diluted earnings per share			£ (0.0022)		£ 0.0002
Commercial
Income statement
Revenue from contracts with customers		£ 275,093	£ 275,835		£ 275,521
Commercial | As previously reported
Income statement
Revenue from contracts with customers			276,099		275,471
Commercial | Adjustment
Income statement
Revenue from contracts with customers			(264)		50
Broadcasting
Income statement
Revenue from contracts with customers		241,210	204,137		194,098
Broadcasting | As previously reported
Income statement
Revenue from contracts with customers			204,137		194,098
Matchday
Income statement
Revenue from contracts with customers		£ 110,819	109,786		111,635
Matchday | As previously reported
Income statement
Revenue from contracts with customers			£ 109,786		£ 111,635

[1]	Comparative amounts have been restated—see note 33 for further details.
[2]	For the year ended 30 June 2018, potential ordinary shares are antidilutive, as their inclusion in the diluted loss per share calculation would reduce the loss per share, and hence have been excluded. For the years ended 30 June 2019 and 2017, potential ordinary shares have been treated as dilutive, as their inclusion in the diluted earnings per share calculation decreases earnings per share.